July 2, 2001

Keith O'Connell, Esquire
Securities & Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  T. Rowe Price California Tax-Free Income Trust
	Califiornia Tax-Free Bond Fund
	California Tax-Free Money Fund
     File Nos. 033-08093/811-4525; PEA No. 23
     T. Rowe Price State Tax-Free Income Trust
	New York Tax-Free Money Fund
	New York Tax-Free Bond Fund
	Maryland Tax-Free Bond Fund
	Virginia Tax-Free Bond Fund
	New Jersey Tax-Free Bond Fund
	Maryland Short-Term Tax-Free Bond Fund
	Florida Intermediate Tax-Free Fund
	Georgia Tax-Free Bond Fund
	Maryland Tax-Free Money Market Fund
     File Nos. 033-06533/811-4521; PEA No. 38
     T. Rowe Price Tax-Efficient Funds, Inc.
	T. Rowe Price Tax-Efficient Balanced Fund
	T. Rowe Price Tax-Efficient Growth Fund
	T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
     File Nos. 333-26441/811-08207; PEA No. 8
     T. Rowe Price Tax-Exempt Money Fund, Inc.
	T. Rowe Price Tax-Exempt Money Fund--PLUS Class
     File Nos. 002-67029-811-3055; PEA No. 37
     T. Rowe Price Tax-Free High Yield Fund, Inc.
     File Nos. 002-94641/8114163; PEA No. 23
     T. Rowe Price Tax-Free Income Fund, Inc.
     File Nos. 002-57265/811-2684; PEA No. 47
     T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.
     File Nos. 033-49117/811-7051; PEA No. 11
     T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
     File Nos. 002-87059/811-3872; PEA No. 29

Dear Mr. O'Connell:

This letter accompanies our filing of the above-referenced Funds' Statement of Additional Information under Rule 497(e) of the Securities Act of 1933. The filing reflects various non-material changes made to the Funds' Statement of Additional Information that was filed under Rule 485(b) on June 27, 2001. An updated Statement of Additional Information is attached, and all changes have been redlined. There are no changes to the Funds' prospectuses.

The Prospectuses and Statement of Additional Information went effective automatically on July 1, 2001.

Sincerely,
/s/Forrest R. Foss
Forrest R. Foss